Related Party (Details) - USD ($)					1 Months Ended			9 Months Ended		12 Months Ended
	May 03, 2019	Apr. 12, 2019	Apr. 09, 2019	Jan. 14, 2019	May 31, 2019	May 17, 2019	Feb. 28, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 15, 2016	Dec. 17, 2013	Nov. 04, 2013
Related Party Transactions (Textual)
Aggregate amount of convertible debt													$ 60,000	$ 50,000
Interest rate per year													10.00%	10.00%
Related party promissory note								$ 100,000	$ 82,025	$ 82,075	$ 285,275
Common stock for purchase price
Newly issued shares of common stock	20,000				750,000	250,000		320,000
Mr. Delin [Member]
Related Party Transactions (Textual)
Accounting services fee											$ 9,500
Lyle Hauser [Member]
Related Party Transactions (Textual)
Principal amount												$ 100,000
Maturity date			Jun. 30, 2019				Dec. 31, 2019
Interest rate per year							9.00%					7.00%
Related party promissory note							$ 110,000
Original issue discount							$ 10,000
Interest rate							0.00%
Common stock for purchase price							$ 100,000
Vantage [Member]
Related Party Transactions (Textual)
Aggregate amount of convertible debt				$ 17,780
Principal amount				$ 17,780
Maturity date				Dec. 31, 2019
Interest rate per year				7.00%
Accrued interest								$ 326
Outstanding convertible promissory note		$ 50,000
Repayments common stock		$ 50,000
Newly issued shares of common stock		10,000
Hauser [Member]
Related Party Transactions (Textual)
Aggregate amount of convertible debt				$ 70,382
Principal amount				$ 70,382
Maturity date				Dec. 31, 2019
Interest rate per year				7.00%
Accrued interest								$ 6,557